Reserves (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reserves within equity [line items]
Beginning balance		80,099,646	74,964,232
Ending balance		130,041,417	80,099,646	74,964,232
Options Over Fully Paid Ordinary Shares [Member]
Disclosure of reserves within equity [line items]
Beginning balance		63,690,523	9,937,629	7,188,676
Capital consolidation
Options issued during the year		8,424,157	56,002,894	7,425,532
Granted options to be issued	[1]
Options exercised during the year		(300,000)		(1,060,166)
Expense of vested options
Lapse of unexercised options		(465,500)	(2,250,000)	(3,616,413)
Ending balance		71,349,180	63,690,523	9,937,629
Beginning balance		$ 2,434,135	$ 2,132,301	$ 560,646
Capital consolidation
Options issued during the year		156,392	136,784	285,600
Granted options to be issued	[1]
Options exercised during the year				(71,875)
Expense of vested options		59,975	333,950	1,606,275
Lapse of unexercised options		(463)	(168,900)	(248,345)
Ending balance		$ 2,650,039	$ 2,434,135	$ 2,132,301

[1]	On 9 December 2016, the Company issued 1 million options exercisable at A$0.50 per option expiring on April 1, 2017 to an employee under the Company's ESOP following the successful completion of the related milestone pertaining to a minimum recruitment of 100 patients into the Company's NASH Phase 2 clinical trial.